NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Nature And Continuance Of Operations Details Narrative
Country of incorporation	Canada
Date of incorporation	Dec. 28, 2000
Accumulated losses	CAD (4,848,469)	CAD (4,501,596)
Working capital deficit	CAD (133,260)